UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07838

American Select Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

American Select Portfolio Inc.

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: August 31

Date of reporting period: June 30, 2011

Item 1: Proxy Voting Record

*******************************************FORM N-PX REPORT*********************************************

ICA File Number: 811-07838

Reporting Period: July 1, 2010 – June 30, 2011

American Select Portfolio Inc.

There is no proxy voting activity for the registrant as it did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
Vice President

Date:	August 26, 2011

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